Note 1 - Nature of Operations (Details Textual)	12 Months Ended
Dec. 31, 2023
Number of Wholly-Owned Subsidiaries	6
Oakmont Capital Holdings, LLC [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	51.00%